Note 44	6 Months Ended
Jun. 30, 2024
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Abstract]
Disclosure of Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Text Block]	Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	June 2024	June 2023
Gains on sale of real estate	20	27
Impairment of non-current assets held for sale	(29)	2
Gains (losses) on sale of investments classified as non-current assets held for sale	—	—
Total	(10)	29